Summary of Significant Accounting Policies (Details) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2021 USD ($) D $ / shares shares	Mar. 31, 2020 USD ($)	Jan. 29, 2021	Jan. 28, 2021 shares
Class of Warrant or Right [Line Items]
Exchange ratio			2.1504
Issuance of preferred stock, net | $	$ 0	$ 4,880
Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	13,250
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Warrants | Common stock
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)	1
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	10,500			10,000
Redemption price (in dollars per share) | $ / shares	$ 0.01
Minimum notice of redemption, term	30 days
Common stock price threshold which triggers warrant redemption (in dollars per share) | $ / shares	$ 18.00
Consecutive trading days threshold (in days) | D	20
Trading day threshold (in days) | D	30
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	2,750			3,250